Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Salaries and benefits	$ 3,860	$ 2,443
Share-based compensation	1,364	562
Compensation expense	$ 5,224	$ 3,005